UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05595

ACM GOVERNMENT OPPORTUNITY FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  July 31, 2005

Date of reporting period:   January 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.


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Closed End
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[LOGO] AllianceBernstein (SM)
Investment Research and Management


ACM Government Opportunity Fund


Semi-Annual Report -- January 31, 2005

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 21, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for ACM Government Opportunity Fund (the "Fund"), for the semi-annual reporting period ended January 31, 2005. The Fund is a closed-end fund that trades under the New York Stock Exchange Symbol "AOF."

Investment Objective and Policies

ACM Government Opportunity Fund is a closed-end fund designed to provide high current income consistent with preservation of capital. The Fund invests principally in U.S. government obligations. The Fund may also invest up to 35% of its assets in securities of foreign governments and up to 20% in equity securities. Additionally, the Fund may utilize other investment instruments, including options and futures. For more information regarding the Fund's risks, please see "A Word About Risk" on page 4 and "Note E-Risks Involved in Investing in the Fund" of the Notes to Financial Statements on page 21.

Investment Results

The table on page 5 shows the Fund's performance compared to its benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, for the six- and 12-month periods ended January 31, 2005.

During both the six- and 12-month periods ended January 31, 2005, the Fund significantly outperformed its benchmark, the LB U.S. Aggregate Index. The Fund's outperformance was primarily driven by the Fund's emerging market debt allocation. During the last six-months ended January 31, 2005, emerging market debt posted very strong returns and outperformed other fixed-income sectors of the market. In contrast, traditional investment-grade fixed-income securities posted only moderate returns, as measured by the LB U.S. Aggregate Index. Favorable country selection within the Fund's emerging market holdings also added to performance. Additionally, the Fund's ability to leverage further added to the performance premium. Lastly, the Fund's local currency government debt and foreign currency exposure contributed positively to performance as foreign currencies continued to strengthen against the U.S. dollar.

Market Review and Investment Strategy

As previously mentioned, the emerging market debt class, as represented by the JP Morgan Global Markets Bond Index Plus (JPM EMBI+), posted a strong return for the semi-annual reporting period. Emerging debt markets benefited during the six- and 12-month periods ended January 31, 2005 from lower global interest rates, higher commodity prices and improving emerging country fundamentals. Following bond market volatility in the spring, investors' concerns regarding higher interest rates were eased after the Federal Reserve signaled that it would take a measured approach to removing its exceptionally accommodative policy stance. Between June and December of 2004, the Federal Reserve hiked the Fed Funds rate five times for a total of 125 basis points, bringing the Fed Funds target from its all-time low of 1% to a still-accommodative 2.25%.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 1


During the six-month period ended January 31, 2005, almost all emerging market countries posted positive returns. The Latin region outpaced non-Latin markets, returning 13.15% and 9.91%, respectively, as several Latin countries benefited from export demand and strong commodity prices, particularly oil. Sustained growth in the Latin region and a resulting decline in fiscal deficits improved their macroeconomic fundamentals.

Emerging market countries within the JPM EMBI+ that outperformed for the semi-annual period included the oil producing countries Ecuador, Venezuela and Brazil. During the six-month period ended January 31, 2005, Ecuador returned 24.84%, Venezuela returned 23.18% and Brazil, which was upgraded by both Moody's Investor Service and Standard & Poor's rating agencies, returned 16.70%. Countries within the JPM EMBI+ that underperformed during the six-month period ended January 31, 2005 were South Korea, which returned a negative 2.84%, Croatia at 1.15%, Hungary at 1.23% and Thailand at 1.60%.

In contrast, the U.S. Treasury market posted a very modest return of 3.54% for the year as U.S. Treasury prices reflected mixed economic news throughout the reporting period. Although short-term U.S. interest rates followed the Fed higher, longer-term rates failed to increase as expected. Instead, the yield on the 10-year Treasury ended the year roughly where it began and longer-maturity yields ended about 25 basis points lower, resulting in a significantly flatter yield curve. Longer-term Treasuries significantly outperformed shorter-term Treasuries as the Fed began to raise short-term rates. Treasuries in the one- to five-year maturity spectrum returned 0.97% during the reporting period as Treasuries with maturities in excess of 20 years posted a much stronger 11.05% return.

During the six-month period ended January 31, 2005, the Fund maintained allocations to core emerging market countries (Brazil, Russia, Colombia, Ecuador, Mexico, the Ukraine, Turkey and Venezuela). After a year of very strong returns and tighter spread levels in the emerging markets, the Fund's management team (the "team") trimmed the Fund's overall allocation to emerging market debt and diversified away from U.S. dollar denominated assets, adding positions in local debt. It was believed that increased local debt (bonds issued in local currency) would shield the Fund from the effects of rising U.S. interest rates on U.S. dollar denominated debt. To achieve this, the Fund's holdings in dollar denominated Brazilian debt were reduced. Local debt issues purchased into the Fund included Indonesia, Colombia, Turkey and Poland. While trimming the Fund's dollar denominated emerging market debt allocation, the team also added to the Fund's U.S. Treasury position.

The Fund continued to favor the Ukraine based on strong economic growth which has been reflected in rating upgrades. In addition, recent political developments were positive with the successful conclusion to the second round of Ukrainian presidential elections. The Fund's holdings in Russia were maintained as debt in that


_______________________________________________________________________________

2 o ACM GOVERNMENT OPPORTUNITY FUND


country continued to benefit from higher oil revenues and the prospects of further rating upgrades. The Fund's exposure to Ecuador was increased based on strong oil revenues and an improved financing position. Ecuador moved towards an unprecedented situation of having its debt financed for 2005 and into 2006. Additionally, the International Monetary Fund endorsed Ecuador's economic program consisting of both quantitative fiscal targets and structural reforms.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of ACM Government Opportunity Fund. Mr. Michel served the interests of the Fund's shareholders for the last 17 years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

ACM Government Opportunity Fund Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 331-1710. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of The Wall Street Journal each day, under the designation "ACM OppFd". The Fund's NYSE trading symbol is "AOF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds." For additional information regarding this Fund, please see page 30.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) U.S. Aggregate Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

Price fluctuations in the Fund's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Fund purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. Treasury securities provide fixed rates of return as well as principal guarantees if held to maturity. The Fund's investments in foreign securities are subject to risks not associated with investing in U.S. government securities, such as the risk of adverse changes in currency exchange rates, exchange control regulations and the application of foreign tax laws. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from and in certain cases, greater than, the risks presented by more traditional investments.


(Historical Performance continued on next page)


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4 o ACM GOVERNMENT OPPORTUNITY FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED JANUARY 31, 2005                         6 Months     12 Months
-------------------------------------------------------------------------------
ACM Government Opportunity Fund (NAV)                    8.25%         6.76%
-------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                     3.81%         4.16%
-------------------------------------------------------------------------------

The Fund's Market Price per share on January 31, 2005 was $8.16. For additional Financial Highlights, please see page 26.


See Historical Performance and Benchmark disclosures on page 4.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 5


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
January 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $112.1


SECURITY TYPE BREAKDOWN*

     68.9%   U.S. Government and Government
             Sponsored Agency Obligations
     26.8%   Sovereign Debt Obligations                [PIE CHART OMITTED]
      2.7%   Supranational

      1.6%   Short-Term


* All data are as of January 31, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

6 o ACM GOVERNMENT OPPORTUNITY FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND
  GOVERNMENT SPONSORED
  AGENCY OBLIGATIONS-91.2%
U.S. Treasury Notes-52.0%
  2.25%, 2/15/07                             US$        3,600     $   3,527,438
  2.75%, 8/15/07                                        6,000         5,911,872
  3.125%, 5/15/07(a)                                   17,800        17,722,125
  3.50%, 11/15/09(a)                                   16,870        16,740,843
  5.75%, 11/15/05(b)                                    1,040         1,062,791
  6.50%, 2/15/10                                       10,000        11,275,390
  6.75%, 5/15/05(c)                                     2,050         2,073,864
                                                                  -------------
                                                                     58,314,323
                                                                  -------------
U.S. Treasury Bonds-33.3%
  6.25%, 5/15/30                                       10,700        13,217,004
  12.75%, 11/15/10                                      3,250         3,494,637
  13.25%, 5/15/14                                       5,250         7,248,486
  14.00%, 11/15/11                                     11,250        13,337,404
                                                                  -------------
                                                                     37,297,531
                                                                  -------------
Mortgage Related Securities-5.9%
Federal Home Loan Mortgage Corp.
  5.125%, 11/07/13                                      2,000         2,014,608
Federal National Mortgage Association
  6.50%, TBA                                            3,500         3,661,875
  7.50%, 11/01/29                                         266           285,299
  8.00%, 6/01/28                                          222           241,915
Government National Mortgage
  Association
  6.50%, 2/15/29                                          365           384,650
                                                                  -------------
                                                                      6,588,347
                                                                  -------------
Total U.S. Government and
  Government Sponsored Agency
  Obligations
  (cost $103,497,553)                                               102,200,201
                                                                  -------------
SOVEREIGN DEBT
  OBLIGATIONS-35.5%
Argentina-3.6%
Republic of Argentina
  1.98%, 8/03/12 FRN                                    3,413         2,922,381
  12.25%, 6/19/18(d)                                    2,123           663,281
  15.50%, 12/19/08(d)                                   1,520           471,960
                                                                  -------------
                                                                      4,057,622
                                                                  -------------


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Brazil-2.1%
Federal Republic of Brazil
  11.00%, 8/17/40                            US$        1,555     $   1,802,245
  DCB FRN
  Series L
  3.125%, 4/15/12                                         618           590,660
                                                                  -------------
                                                                      2,392,905
                                                                  -------------
Bulgaria-1.5%
Republic of Bulgaria
  8.25%, 1/15/15(e)                                     1,370         1,733,050
                                                                  -------------
Colombia-1.9%
Republic of Colombia
  11.75%, 3/01/10                            COP    5,000,000         2,182,220
                                                                  -------------
Ecuador-3.5%
Republic of Ecuador
  Zero Coupon, 10/11/05(e)                   US$          834           801,808
  8.00%, 8/15/30(e)(f)                                  3,393         3,138,525
                                                                  -------------
                                                                      3,940,333
                                                                  -------------
Indonesia-1.9%
Indonesia Recapital Bond
  13.15%, 3/15/10                            INR   17,000,000         2,133,810
                                                                  -------------
Mexico-4.0%
Mexican Bonos
  8.00%, 12/19/13-12/07/23(g)                MXP       58,690         4,495,447
                                                                  -------------
Panama-0.7%
Republic of Panama
  3.715%, 7/17/14(f)                         US$          261           253,233
  9.375%, 7/23/12-4/01/29                                 425           502,180
                                                                  -------------
                                                                        755,413
                                                                  -------------
Peru-1.7%
Republic of Peru
  8.375%, 5/03/16                                         625           678,125
  8.75%, 11/21/33                                          50            53,500
  9.125%, 2/21/12                                         185           212,750
  9.875%, 2/06/15                                         815           975,963
                                                                  -------------
                                                                      1,920,338
                                                                  -------------
Philippines-1.6%
Republic of Philippines
  9.50%, 2/02/30                                          230           228,563
  10.625%, 3/16/25                                      1,386         1,530,144
                                                                  -------------
                                                                      1,758,707
                                                                  -------------


_______________________________________________________________________________

8 o ACM GOVERNMENT OPPORTUNITY FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Poland-2.3%
Poland Government Bond
  6.00%, 5/24/09(g)                       PLZ           8,000     $   2,547,716
                                                                  -------------
Russia-2.6%
Russian Ministry of Finance
  3.00%, 5/14/08                          US$           3,145         2,936,801
                                                                  -------------
Turkey-2.3%
Turkey Government Bond
  Zero Coupon, 8/24/05                    TRL   3,759,000,000         2,550,941
                                                                  -------------
Ukraine-4.1%
Government of Ukraine
  6.875%, 3/04/11(e)                      US$             150           158,250
  7.65%, 6/11/13(e)                                     3,000         3,292,500
  11.00%, 3/15/07(e)                                    1,050         1,124,477
                                                                  -------------
                                                                      4,575,227
                                                                  -------------
Venezuela-1.7%
Republic of Venezuela
  3.693%, 4/20/11 FRN                                     450           405,000
  9.25%, 9/15/27                                        1,412         1,453,654
                                                                  -------------
                                                                      1,858,654
                                                                  -------------
Total Sovereign Debt Obligations
  (cost $35,804,737)                                                 39,839,184
                                                                  -------------
SUPRANATIONAL DEBT
  OBLIGATIONS-3.6%
International Bank for Reconstruction
  and Development
  Zero Coupon, 2/17/26(g)
  (cost $1,325,290)                       ZAR         110,000         3,982,746
                                                                  -------------
SHORT-TERM INVESTMENT-2.1%
Time Deposit-2.1%
Societe Generale
  2.48%, 2/01/05
  (cost $2,400,000)                       US$           2,400         2,400,000
                                                                  -------------
Total Investments-132.4%
  (cost $143,027,580)                                               148,422,131
Other assets less liabilities-(32.4%)                               (36,309,256)
                                                                  -------------
Net Assets-100%                                                   $ 112,112,875
                                                                  =============


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS SOLD (see Note C)


                                                                   Value at
                    Number of      Expiration      Original       January 31,      Unrealized
     Type           Contracts        Month          Value           2005          Depreciation
-----------------------------------------------------------------------------------------------
U.S.Treasury Note                    March
  10 Yr Futures        37            2005         $4,098,039      $4,153,828        $(55,789)



FORWARD EXCHANGE CURRENCY CONTRACTS (see Note C)


                                              U.S. $
                            Contract         Value on           U.S. $         Unrealized
                             Amount        Origination         Current        Appreciation/
                             (000)             Date             Value        (Depreciation)
---------------------------------------------------------------------------------------------
Buy Contracts

South African Rand,
  settling 3/07/05            6,077        $1,000,000        $1,015,323          $15,323

Sale Contracts

Mexican Peso,
  settling 3/22/05           18,684         1,647,853         1,650,753           (2,900)

Polish Zloty,
  settling 2/14/05            1,006           325,086           322,816            2,270

South African Rand,
  settling 3/07/05           16,742         2,812,857         2,797,444           15,413



PUT OPTION WRITTEN (see Note C)

                                       Exercise     Expiration
Description           Contracts(h)      Price          Month       U.S. $ Value
-------------------------------------------------------------------------------
Mexican Peso
  (premiums
  received $9,046)     10,000,000       $11.40      March 2005        $(6,240)


REVERSE REPURCHASE AGREEMENTS (see Note C)

                                    Interest
Broker                                Rate         Maturity          Amount
-------------------------------------------------------------------------------
Deutsche Banc Alex Brown, Inc.        2.20%         2/10/05        $17,470,697
JPMorgan Chase & Co.                  1.80          2/10/05         16,433,519
                                                                   -----------
                                                                   $33,904,216
                                                                   -----------


See footnote summary on page 11.


_______________________________________________________________________________

10 o ACM GOVERNMENT OPPORTUNITY FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

(a) Positions, or portion thereof, with an aggregate market value of $34,709,519 have been segregated to collateralize reverse repurchase agreements.

(b) Position, or portion thereof, with an aggregate market value of $1,062,791 has been segregated to collateralize open futures contracts.

(c) Position, or portion has been segregated by the Fund for the written put option outstanding at January 31, 2005. The value of this security amounted to $2,073,864 at January 31, 2005.

(d)  Security is in default and is non-income producing.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate market value of these securities amounted to $10,248,610 or 9.1% of net assets.

(f) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2005.

(g) Positions, or portion thereof, with an aggregate market value of $11,025,909 have been segregated to collateralize forward exchange currency contracts.

(h)  One contract relates to principal amount of $1.00.

Currency Abbreviations:

COP - Colombian Peso
INR - Indonesian Rupiah
MXP - Mexican Peso
PLZ - Polish Zloty
TRL - Turkish Lira
US$ - United States Dollar
ZAR - South African Rand

Glossary of Terms:

DCB - Debt Conversion Bonds
FRN - Floating Rate Note
TBA - To Be Assigned-Security is purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


See notes to financial statements.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 11


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

ASSETS
Investments in securities, at value (cost $143,027,580)           $ 148,422,131
Cash                                                                      7,399
Foreign cash, at value (cost $5,223)                                      5,247
Unrealized appreciation of forward exchange currency
  contracts                                                              33,006
Interest receivable                                                   2,245,594
                                                                  -------------
Total assets                                                        150,713,377
                                                                  -------------
LIABILITIES
Outstanding put option written, at value
  (premiums received $9,046)                                              6,240
Reverse repurchase agreements                                        33,904,216
Payable for investment securities purchased                           4,473,522
Advisory fee payable                                                     70,964
Administrative fee payable                                               14,190
Unrealized depreciation of forward exchange currency
  contracts                                                               2,900
Payable for variation margin on futures contracts                           578
Accrued expenses                                                        127,892
                                                                  -------------
Total liabilities                                                    38,600,502
                                                                  -------------
Net Assets                                                        $ 112,112,875
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $     129,039
Additional paid-in capital                                          110,649,497
Distributions in excess of net investment income                     (4,379,820)
Accumulated net realized gain on investment and
  foreign currency transactions                                         336,757
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities                 5,377,402
                                                                  -------------
                                                                  $ 112,112,875
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 12,903,932 shares outstanding)                                $8.69
                                                                          =====


See notes to financial statements.


_______________________________________________________________________________

12 o ACM GOVERNMENT OPPORTUNITY FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)


INVESTMENT INCOME
Interest (net of foreign taxes
  withheld of $45,521)                                             $  4,232,917

EXPENSES
Advisory fee                                      $    415,262
Custodian                                               94,629
Administrative                                          83,052
Audit                                                   40,263
Legal                                                   34,815
Transfer agency                                         28,150
Printing                                                20,372
Directors' fees                                         12,875
Registration                                            10,495
Miscellaneous                                            6,859
                                                  ------------
Total expenses before interest                         746,772
Interest expense                                       215,271
                                                  ------------
Total expenses                                                          962,043
                                                                   ------------
Net investment income                                                 3,270,874
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                               978,998
  Futures contracts                                                    (120,842)
  Foreign currency transactions                                        (255,995)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         4,754,582
  Written options                                                         2,806
  Futures contracts                                                      (6,648)
  Foreign currency denominated assets
    and liabilities                                                     (97,287)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                               5,255,614
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $  8,526,488
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 13


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended
                                                   January 31,     Year Ended
                                                      2005          July 31,
                                                  (unaudited)         2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   3,270,874    $   7,337,261
Net realized gain on investment and
  foreign currency transactions                        602,161        8,566,068
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 4,653,453       (9,453,750)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,526,488        6,449,579

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                               (3,515,520)      (7,715,522)
Net realized gain on investment and
  foreign currency transactions                             -0-        (771,065)

CAPITAL STOCK TRANSACTIONS
Reinvestment of dividends resulting in
  the issuance of common stock                         111,797          687,980
                                                 -------------    -------------
Total increase (decrease)                            5,122,765       (1,349,028)

NET ASSETS
Beginning of period                                106,990,110      108,339,138
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $4,379,820 and $4,135,174,
  respectively)                                  $ 112,112,875    $ 106,990,110
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

14 o ACM GOVERNMENT OPPORTUNITY FUND


                                                        Statement of Cash Flows
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
Six Months Ended January 31, 2005 (unaudited)


INCREASE (DECREASE) IN CASH FROM
OPERATING ACTIVITIES:
Interest received                                 $  4,193,644
Interest expense paid                                 (209,719)
Operating expenses paid                               (723,233)
                                                  ------------
Net increase in cash from operating
  activities                                                       $  3,260,692

INVESTING ACTIVITIES:
Purchases of long-term investments                 (47,666,142)
Purchases of short-term
  investments, net                                    (418,991)
Proceeds from disposition of long-term
  investments                                       30,677,173
Variation margin on futures contracts                  (38,735)
Decrease in foreign currency, at value                   5,247
                                                  ------------
Net decrease in cash from investing
  activities                                                        (17,441,448)

FINANCING ACTIVITIES:*
Increase in reverse repurchase
  agreements                                        16,391,722
Cash dividends paid                                 (3,403,723)
                                                  ------------
Net increase in cash from financing
  activities                                                         12,987,999
                                                                   ------------
Net decrease in cash                                                 (1,192,757)
Cash at beginning of period                                           1,205,403
                                                                   ------------
Cash at end of period                                              $     12,646
                                                                   ============

-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN
NET ASSETS FROM OPERATIONS TO
NET INCREASE IN CASH FROM OPERATING
ACTIVITIES:
Net increase in net assets from
  operations                                                       $  8,526,488

ADJUSTMENTS:
Increase in interest receivable                   $   (256,326)
Net realized gain on investment
  and foreign currency transactions                   (602,161)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                (4,653,453)
Accretion of bond discount and
  amortization of bond premium                         217,053
Increase in interest payable                             5,552
Increase in accrued expenses                            23,539
                                                  ------------
Total adjustments                                                    (5,265,796)
                                                                   ------------
NET INCREASE IN CASH FROM OPERATING
  ACTIVITIES                                                       $  3,260,692
                                                                   ============


* Non-cash financing activities not included herein consist of reinvestment of dividends.

See notes to financial statements.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

ACM Government Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads



_______________________________________________________________________________

16 o ACM GOVERNMENT OPPORTUNITY FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly advisory fee equal to .0625% of the Fund's average weekly net assets during the month (equal to an annual fee of approximately .75% of the average weekly net assets). Such fee is accrued daily and paid monthly.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. ("AGIS"), a wholly-owned subsidiary of the Adviser, the Fund reimburses AGIS for costs related to servicing phone inquiries on behalf of the Fund. During the six months ended January 31, 2005, the Fund reimbursed AGIS$445 for such costs.

Under the terms of an administrative agreement, the Fund pays the Adviser an administrative fee at an annual rate of .15% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. Please see the Subsequent Event Note for additional information regarding the administrative fee.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  22,574,728    $  21,545,045
U.S. government securities                          24,704,599        9,005,341


_______________________________________________________________________________

18 o ACM GOVERNMENT OPPORTUNITY FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures contracts, foreign currency transactions and written option) are as follows:

Gross unrealized appreciation                                     $   7,750,927
Gross unrealized depreciation                                        (2,356,376)
                                                                  -------------
Net unrealized appreciation                                       $   5,394,551
                                                                  =============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

3. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended January 31, 2005, were as follows:

                                                   Number of         Premiums
                                                   Contracts         Received
                                                 =============    =============
Options outstanding at July 31, 2004                        -0-   $          -0-
Options written                                     10,000,000            9,046
                                                 -------------    -------------
Options outstanding at
  January 31, 2005                                  10,000,000    $       9,046
                                                 =============    =============


_______________________________________________________________________________

20 o ACM GOVERNMENT OPPORTUNITY FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

4. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended January 31, 2005, the average amount of reverse repurchase agreements outstanding was $23,681,410 and the daily weighted average interest rate was 1.69%.

5. Dollar Rolls

The Fund may enter into dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Fund. For the six months ended January 31, 2005, the Fund earned income of $43,706 from dollar rolls.

NOTE D

Capital Stock

There are 300,000,000 shares of $.01 par value common stock authorized, of which 12,903,932 shares were outstanding at January 31, 2005. During the six months ended January 31, 2005 and the year ended July 31, 2004, the Fund issued 13,246 shares and 78,528 shares, respectively, in connection with the Fund's dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE F

Distributions To Shareholders

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2004 and July 31, 2003 were as follows:

                                                  2004             2003
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   7,715,522    $   9,173,007
  Net long-term capital gains                       771,065               -0-
                                              -------------    -------------
Total taxable distributions                       8,486,587        9,173,007
                                              -------------    -------------
Total distributions paid                      $   8,486,587    $   9,173,007
                                              =============    =============


As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $    (589,762)(a)
Unrealized appreciation/(depreciation)                            (3,086,867)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (3,676,629)
                                                               =============


(a) During the fiscal year, the fund utilized capital loss carryforwards of $1,984,268. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2004, the Fund deferred to August 1, 2004 post October currency losses of $589,762.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains or losses on certain derivative instruments and the difference between book and tax amortization methods for premium.


_______________________________________________________________________________

22 o ACM GOVERNMENT OPPORTUNITY FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by the Adviser and the SEC and NYAG in connection with the investigations mentioned above.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland. Management of the Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued request for information in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Fund was not named as a nominal defendant in the Aucoin Complaint. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint


_______________________________________________________________________________

24 o ACM GOVERNMENT OPPORTUNITY FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser's ability to perform advisory services relating to the Fund.

NOTE H

Subsequent Event

The Adviser has voluntarily agreed to waive, effective February 11, 2005, a portion of its administrative fees so as to charge the Fund at a reduced annual rate of .05% of the Fund's average weekly net assets for a period of one year.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 25


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                        Six Months
                                           Ended
                                        January 31,                        Year Ended July 31,
                                            2005     ---------------------------------------------------------------
                                        (unaudited)     2004         2003         2002(a)      2001         2000
                                        -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                      $8.30        $8.46        $7.95        $7.99        $7.90        $7.76

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                     .25          .57          .67          .61          .69          .80
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                               .41         (.07)         .56          .13          .12          .05
Net increase in net asset value
  from operations                            .66          .50         1.23          .74          .81          .85

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                    (.27)        (.60)        (.72)        (.61)        (.64)        (.69)
Tax return of capital                         -0-          -0-          -0-        (.02)        (.08)          -0-
Distributions in excess of
  net investment income                       -0-          -0-          -0-        (.15)          -0-          -0-
Distributions from net realized
  gain on investments                         -0-        (.06)          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                             (.27)        (.66)        (.72)        (.78)        (.72)        (.71)
Net asset value, end of period             $8.69        $8.30        $8.46        $7.95        $7.99        $7.90
Market value, end of period                $8.16        $8.29        $8.50        $9.20        $8.67        $7.19
Premium/(Discount)                         (6.10)%       (.12)%        .47%       15.72%        8.51%       (8.99)%

TOTAL RETURN
Total investment return based on:(c)
  Market value                              1.77%        5.28%         .43%       16.45%       32.38%       11.21%
  Net asset value                           8.25%        5.90%       15.68%        9.30%       11.00%       12.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $112,113     $106,990     $108,339     $100,554      $99,888      $98,137
Ratio to average net assets of:
  Expenses                                  1.74%(d)     1.54%(e)     1.83%        1.92%        2.88%        2.10%
  Expenses, excluding
    interest expense                        1.35%(d)     1.28%        1.35%        1.33%        1.45%        1.31%
  Net investment income                     5.91%(d)     6.65%        7.88%        7.58%        8.69%       10.21%
Portfolio turnover rate                       23%         124%         100%         173%          98%         120%



See footnote summary on page 27.


_______________________________________________________________________________

26 o ACM GOVERNMENT OPPORTUNITY FUND


(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only.The effect of this change for the year ended July 31, 2002 was to decrease net investment income per share by $0.13, increase net realized and unrealized gain on investment transactions per share by $0.13, and decrease the ratio of net investment income to average net assets from 9.16% to 7.58%. Per share, ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on the net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Reflects a $1,125 waiver by the Adviser which had no effect to the ratio.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 27


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
Dr. James M. Hester(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul J. DeNoon(2), Vice President
Michael L. Mon(2), Vice President
Douglas J. Peebles(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Dividend Paying Agent, Transfer Agent and Registrar

PFPC, Inc.
P.O. Box 8030
Boston, MA 02266-8030

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Custodian

Bank of New York
One Wall Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Messrs. DeNoon, Mon and Peebles are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of ACM Government Opportunity Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications - As required, on April 27, 2004, the Fund submitted to the New York Stock Exchange ("NYSE") the annual certification of the Fund's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. Subsequently, the Fund notified the NYSE that it had determined that a member of the Fund's Audit Committee was an "interested person," as defined in the 1940 Act, of the Fund's Adviser from March 25, 2004 through October 21, 2004, which was inconsistent with then applicable audit committee composition requirements. The Fund also has included the certifications of the Fund's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund's Form N-CSR filed with the Securities and Exchange Commission for the annual period.


_______________________________________________________________________________

28 o ACM GOVERNMENT OPPORTUNITY FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 29


                                                 Summary of General Information
-------------------------------------------------------------------------------

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 331-1710. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of The Wall Street Journal each day, under the designation "ACM OppFd". The Fund's NYSE trading symbol is "AOF". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds".

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information or if you would like a brochure describing the Dividend Reinvestment Plan, please call PFPC, Inc. at
(800) 331-1710.


_______________________________________________________________________________

30 o ACM GOVERNMENT OPPORTUNITY FUND


NOTES


_______________________________________________________________________________

ACM GOVERNMENT OPPORTUNITY FUND o 31


NOTES


_______________________________________________________________________________

32 o ACM GOVERNMENT OPPORTUNITY FUND


ACM GOVERNMENT OPPORTUNITY FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]  AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


OPPSR0105


ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------

11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Government Opportunity Fund, Inc.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  March 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  March 31, 2005


By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  March 31, 2005